Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	147,791	73,289	490,794

	Thousands of shares
Weighted-average shares outstanding	1,237,802	1,262,023	1,263,895
Effect of dilutive securities:
Stock acquisition rights	2,109	2,358	4,565
Zero coupon convertible bonds	17,972	23,962	23,960

Weighted-average shares for diluted EPS computation	1,257,883	1,288,343	1,292,420

	Yen
Basic EPS	119.40	58.07	388.32

Diluted EPS	117.49	56.89	379.75

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2016, 2017 and 2018 were 11,357 thousand shares, 6,856 thousand shares and 2,921 thousand shares, respectively. Potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal years ended March 31, 2016, 2017 and 2018 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for those fiscal years. The zero coupon convertible bonds issued in July 2015 were included in the diluted EPS calculation under the if-converted method beginning upon issuance.